Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation for basic and diluted earnings per share
The computation for basic and diluted EPS was as follows (in millions, except per share data):

	Years ended December 31,
	2015	2014	2013
Income (Numerator):
Net income for basic and diluted EPS	$6,939	$5,158	$5,081

Shares (Denominator):
Weighted-average shares for basic EPS	758	759	753
Effect of dilutive securities	8	11	12
Weighted-average shares for diluted EPS	766	770	765

Basic EPS	$9.15	$6.80	$6.75
Diluted EPS	$9.06	$6.70	$6.64